Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000205018_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000205018_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000205018_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,464
C000205018_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,422
C000205018_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,625
C000205018_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,629
C000205018_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,596
C000205018_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,560
C000205018_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,420
C000132244_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132244_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132244_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000132244_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000132244_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000132244_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000132244_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000132244_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000132244_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000132244_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000132244_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000132244_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000132246_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132246_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132246_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000132246_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000132246_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000132246_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000132246_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000132246_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000132246_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000132246_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000132246_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000132246_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000132247_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132247_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132247_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000132247_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000132247_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000132247_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000132247_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000132247_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000132247_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000132247_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000132247_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000132247_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000132248_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132248_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000132248_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000132248_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000132248_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000132248_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000132248_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000132248_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000132248_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000132248_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000132248_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000132245_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000132245_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000132245_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000132245_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000132245_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000132245_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000132245_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000132245_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000132245_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000132245_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000132245_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000227362_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI High Income Fund
C000227362_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227362_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,490
C000227362_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,484
C000227362_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,247
C000227362_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,170
C000227362_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US High Yield Constrained Index
C000227362_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227362_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,513
C000227362_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,611
C000227362_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,466
C000227362_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,375
C000227362_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000227362_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227362_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,166
C000227362_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,137
C000227362_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,106
C000227362_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,848
C000205018_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000205018_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205018_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,267
C000205018_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,037
C000205018_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,162
C000205018_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,909
C000205018_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,048
C000205018_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,985
C000205018_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,824
C000205018_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Short Duration High Income Fund Composite Index℠
C000205018_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205018_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,334
C000205018_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,902
C000205018_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,501
C000205018_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,384
C000205018_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,672
C000205018_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,717
C000205018_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,628
C000205018_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000205018_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205018_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,345
C000205018_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,836
C000205018_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,439
C000205018_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,242
C000205018_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,503
C000205018_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,464
C000205018_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,378
C000206227_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000206227_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000206227_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,146
C000206227_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,575
C000206227_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,969
C000206227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,418
C000206227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,280
C000206227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,117
C000206227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,030
C000206227_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206227_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206227_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206227_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206227_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206227_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206227_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206227_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206227_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206227_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000235373_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000235373_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000235373_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000235373_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,235
C000235373_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,772
C000235373_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235373_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235373_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235373_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235373_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235373_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235373_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235373_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235373_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235373_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000211261_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000211261_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,650
C000211261_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,445
C000211261_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,702
C000211261_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000211261_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,225
C000211261_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,634
C000211261_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,714
C000211261_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211261_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211261_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211261_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211261_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211261_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211261_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211261_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211261_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211261_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211261_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211261_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211261_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211261_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211261_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211261_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000206225_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000206225_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206225_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,577
C000206225_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,006
C000206225_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,492
C000206225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,953
C000206225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,831
C000206225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,736
C000206225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,731
C000206225_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206225_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206225_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206225_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206225_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206225_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206225_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206225_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206225_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206225_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000211258_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000211258_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211258_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,857
C000211258_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,439
C000211258_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,721
C000211258_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,077
C000211258_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,754
C000211258_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,950
C000211258_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211258_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211258_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211258_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211258_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211258_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211258_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211258_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211258_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211258_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211258_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211258_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211258_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211258_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211258_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211258_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000211260_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Women's Leadership Fund
C000211260_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211260_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,837
C000211260_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,389
C000211260_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,657
C000211260_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,981
C000211260_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,604
C000211260_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,784
C000211260_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211260_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211260_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211260_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211260_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211260_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211260_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211260_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211260_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211260_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211260_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211260_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211260_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211260_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211260_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211260_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000132244_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Short Duration High Income Fund
C000132244_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132244_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,729
C000132244_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,604
C000132244_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,882
C000132244_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,402
C000132244_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,148
C000132244_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,387
C000132244_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,095
C000132244_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,238
C000132244_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,268
C000132244_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,172
C000132244_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132244_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132244_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,933
C000132244_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,827
C000132244_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,173
C000132244_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,841
C000132244_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,347
C000132244_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000132244_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,045
C000132244_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,374
C000132244_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,572
C000132244_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,616
C000132244_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132244_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132244_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,883
C000132244_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,870
C000132244_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,239
C000132244_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,949
C000132244_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,362
C000132244_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,213
C000132244_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,985
C000132244_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,286
C000132244_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,397
C000132244_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,453
C000235371_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Healthy Future Fund
C000235371_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235371_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,590
C000235371_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,979
C000235371_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,582
C000235371_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235371_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235371_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235371_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235371_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235371_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235371_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235371_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235371_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235371_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000211262_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000211262_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000211262_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,252
C000211262_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,436
C000211262_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,782
C000211262_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,051
C000211262_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,473
C000211262_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,593
C000211262_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211262_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211262_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211262_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211262_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211262_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211262_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211262_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211262_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211262_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211262_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211262_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211262_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211262_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211262_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211262_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000206223_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000206223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000206223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,145
C000206223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,573
C000206223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,966
C000206223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,414
C000206223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,275
C000206223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,112
C000206223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,024
C000206223_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206223_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000206224_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000206224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,536
C000206224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,867
C000206224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,217
C000206224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,571
C000206224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,350
C000206224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,108
C000206224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000206224_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206224_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000132246_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000132246_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000132246_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,307
C000132246_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,130
C000132246_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,368
C000132246_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,837
C000132246_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,569
C000132246_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,714
C000132246_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,410
C000132246_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,516
C000132246_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,451
C000132246_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,263
C000132246_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132246_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132246_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,933
C000132246_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,827
C000132246_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,173
C000132246_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,841
C000132246_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,347
C000132246_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000132246_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,045
C000132246_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,374
C000132246_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,572
C000132246_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,616
C000132246_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132246_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132246_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,883
C000132246_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,870
C000132246_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,239
C000132246_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,949
C000132246_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,362
C000132246_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,213
C000132246_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,985
C000132246_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,286
C000132246_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,397
C000132246_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,453
C000235372_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000235372_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,650
C000235372_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,171
C000235372_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,445
C000235372_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,966
C000235372_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235372_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235372_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235372_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235372_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235372_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235372_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235372_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235372_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235372_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000132247_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000132247_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000132247_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,307
C000132247_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,130
C000132247_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,368
C000132247_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,837
C000132247_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,557
C000132247_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,714
C000132247_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,410
C000132247_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,516
C000132247_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,437
C000132247_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,264
C000132247_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132247_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132247_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,933
C000132247_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,827
C000132247_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,173
C000132247_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,841
C000132247_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,347
C000132247_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000132247_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,045
C000132247_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,374
C000132247_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,572
C000132247_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,616
C000132247_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132247_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132247_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,883
C000132247_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,870
C000132247_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,239
C000132247_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,949
C000132247_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,362
C000132247_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,213
C000132247_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,985
C000132247_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,286
C000132247_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,397
C000132247_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,453
C000132248_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000132248_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,632
C000132248_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,395
C000132248_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,561
C000132248_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,956
C000132248_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,606
C000132248_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,667
C000132248_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,279
C000132248_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,299
C000132248_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,216
C000132248_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,014
C000132248_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132248_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,933
C000132248_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,827
C000132248_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,173
C000132248_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,841
C000132248_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,347
C000132248_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000132248_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,045
C000132248_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,374
C000132248_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,572
C000132248_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,616
C000132248_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132248_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132248_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,883
C000132248_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,870
C000132248_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,239
C000132248_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,949
C000132248_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,362
C000132248_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,213
C000132248_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,985
C000132248_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,286
C000132248_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,397
C000132248_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,453
C000020469_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Capital & Income Fund
C000020469_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020469_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,695
C000020469_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,038
C000020469_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,646
C000020469_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,430
C000020469_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,574
C000020469_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,319
C000020469_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,818
C000020469_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,128
C000020469_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,779
C000020469_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,935
C000020469_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000020469_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020469_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,870
C000020469_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,217
C000020469_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,578
C000020469_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,354
C000020469_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,703
C000020469_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,045
C000020469_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,349
C000020469_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,486
C000020469_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,685
C000020469_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,961
C000020469_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000020469_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020469_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000020469_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000020469_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000020469_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000020469_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000020469_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000020469_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000020469_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000020469_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000020469_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000206226_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000206226_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206226_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,583
C000206226_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,023
C000206226_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,522
C000206226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,983
C000206226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,876
C000206226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,804
C000206226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,817
C000206226_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000206226_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206226_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000206226_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,060
C000206226_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,073
C000206226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,474
C000206226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,593
C000206226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,623
C000206226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,720
C000206226_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000206226_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206226_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,458
C000206226_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,415
C000206226_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,618
C000206226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,623
C000206226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,589
C000206226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,554
C000206226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,413
C000211259_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000211259_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211259_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,837
C000211259_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,397
C000211259_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,672
C000211259_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,009
C000211259_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,654
C000211259_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,823
C000211259_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211259_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211259_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211259_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211259_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211259_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211259_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211259_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211259_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211259_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211259_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211259_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211259_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211259_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211259_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211259_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000132245_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000132245_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,729
C000132245_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,604
C000132245_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,882
C000132245_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,402
C000132245_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,148
C000132245_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,387
C000132245_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,095
C000132245_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,238
C000132245_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,265
C000132245_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,166
C000132245_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Short Duration High Income Fund Composite Index℠
C000132245_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,933
C000132245_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,827
C000132245_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,173
C000132245_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,841
C000132245_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,347
C000132245_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,179
C000132245_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,045
C000132245_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,374
C000132245_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,572
C000132245_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,616
C000132245_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
C000132245_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132245_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,883
C000132245_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,870
C000132245_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,239
C000132245_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,949
C000132245_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,362
C000132245_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,213
C000132245_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,985
C000132245_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,286
C000132245_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,397
C000132245_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,453
C000235370_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000235370_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235370_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,590
C000235370_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,979
C000235370_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,578
C000235370_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235370_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235370_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235370_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235370_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235370_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235370_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235370_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235370_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235370_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000211263_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000211263_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211263_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,740
C000211263_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,090
C000211263_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,261
C000211263_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,445
C000211263_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,811
C000211263_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,812
C000211263_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Women's Leadership Index
C000211263_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211263_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000211263_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,585
C000211263_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000211263_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,031
C000211263_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,104
C000211263_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,610
C000211263_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000211263_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211263_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,973
C000211263_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,051
C000211263_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,582
C000211263_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,801
C000211263_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,102
C000211263_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,166
C000098085_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series High Income Fund
C000098085_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098085_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,692
C000098085_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,073
C000098085_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,635
C000098085_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,347
C000098085_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,839
C000098085_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,819
C000098085_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,510
C000098085_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,565
C000098085_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,625
C000098085_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,954
C000098085_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000098085_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098085_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,870
C000098085_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,217
C000098085_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,578
C000098085_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,354
C000098085_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,703
C000098085_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,045
C000098085_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,349
C000098085_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,486
C000098085_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,685
C000098085_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,961
C000098085_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000098085_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098085_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000098085_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000098085_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000098085_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000098085_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000098085_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000098085_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000098085_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000098085_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000098085_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000235369_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000235369_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235369_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,610
C000235369_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,009
C000235369_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,630
C000235369_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235369_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235369_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235369_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235369_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235369_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235369_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235369_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235369_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235369_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000235374_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000235374_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235374_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,490
C000235374_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,750
C000235374_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,210
C000235374_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health & Wellness Select Index
C000235374_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235374_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,562
C000235374_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,930
C000235374_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,118
C000235374_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235374_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235374_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,675
C000235374_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,583
C000235374_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,118
C000215144_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® U.S. Low Volatility Equity Fund
C000215144_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215144_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,256
C000215144_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,596
C000215144_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,609
C000215144_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,584
C000215144_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,748
C000215144_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,272
C000215144_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Minimum Volatility Index
C000215144_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215144_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,464
C000215144_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,767
C000215144_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,195
C000215144_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,488
C000215144_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,830
C000215144_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,180
C000215144_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000215144_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215144_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,442
C000215144_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,250
C000215144_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,806
C000215144_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,013
C000215144_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,138
C000215144_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,092
C000048885_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Focused High Income Fund
C000048885_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048885_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,870
C000048885_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,878
C000048885_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,080
C000048885_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,879
C000048885_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,860
C000048885_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,183
C000048885_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,338
C000048885_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,574
C000048885_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,334
C000048885_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,313
C000048885_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® BB US High Yield Constrained Index
C000048885_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048885_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,187
C000048885_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,181
C000048885_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,436
C000048885_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,270
C000048885_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,263
C000048885_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,230
C000048885_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,427
C000048885_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,708
C000048885_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,711
C000048885_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,848
C000048885_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048885_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048885_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000048885_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000048885_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000048885_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000048885_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000048885_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000048885_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000048885_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000048885_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000048885_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,040
C000048886_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® High Income Fund
C000048886_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048886_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,753
C000048886_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,076
C000048886_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,549
C000048886_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,222
C000048886_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,568
C000048886_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,291
C000048886_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,660
C000048886_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,528
C000048886_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,588
C000048886_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,764
C000048886_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000048886_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048886_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,870
C000048886_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,217
C000048886_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,578
C000048886_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,354
C000048886_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,703
C000048886_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,045
C000048886_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,349
C000048886_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,486
C000048886_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,685
C000048886_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,961
C000048886_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048886_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048886_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000048886_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000048886_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,470
C000048886_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,033
C000048886_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000048886_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,256
C000048886_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000048886_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,171
C000048886_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,134
C000048886_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,040